Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

January 31, 2018

Dates Covered
Collections Period	01/01/18 - 01/31/18
Interest Accrual Period	01/16/18 - 02/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/17	547,439,791.36	30,502
Yield Supplement Overcollateralization Amount 12/31/17	22,885,510.63	0
Receivables Balance 12/31/17	570,325,301.99	30,502
Principal Payments	21,285,480.06	721
Defaulted Receivables	2,010,473.38	97
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/18	21,654,954.88	0
Pool Balance at 01/31/18	525,374,393.67	29,684

Pool Statistics	$ Amount	# of Accounts
Pool Factor	54.14%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	13,072,960.00	652
Past Due 61-90 days	4,123,593.44	212
Past Due 91-120 days	786,754.26	49
Past Due 121+ days	0.00	0
Total	17,983,307.70	913

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Delinquency Trigger Occurred	NO

Recoveries	1,168,912.76
Aggregate Net Losses/(Gains) - January 2018	841,560.62
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.77%
Prior Net Losses Ratio	2.73%
Second Prior Net Losses Ratio	1.20%
Third Prior Net Losses Ratio	2.00%
Four Month Average	1.93%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.58%

Overcollateralization Target Amount	23,641,847.72
Actual Overcollateralization	23,641,847.72
Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	6.01%
Weighted Average Remaining Term	50.51

Flow of Funds	$ Amount

Collections	24,451,814.07
Investment Earnings on Cash Accounts	32,730.24
Servicing Fee	(475,271.08)
Transfer to Collection Account	0.00
Available Funds	24,009,273.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	533,297.42
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	21,072,454.80
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	2,366,023.26
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	24,009,273.23

Servicing Fee	475,271.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 01/16/18	522,805,000.75
Principal Paid	21,072,454.80
Note Balance @ 02/15/18	501,732,545.95

Class A-1
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-2
Note Balance @ 01/16/18	97,315,000.75
Principal Paid	21,072,454.80
Note Balance @ 02/15/18	76,242,545.95
Note Factor @ 02/15/18	23.5316500%

Class A-3
Note Balance @ 01/16/18	324,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	324,000,000.00
Note Factor @ 02/15/18	100.0000000%

Class A-4
Note Balance @ 01/16/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	75,480,000.00
Note Factor @ 02/15/18	100.0000000%

Class B
Note Balance @ 01/16/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	26,010,000.00
Note Factor @ 02/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	570,795.17
Total Principal Paid	21,072,454.80
Total Paid	21,643,249.97

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	89,205.42
Principal Paid	21,072,454.80
Total Paid to A-2 Holders	21,161,660.22

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6062679
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3820272
Total Distribution Amount	22.9882951

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2753254
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	65.0384407
Total A-2 Distribution Amount	65.3137661

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 01/16/18	12,991,358.76
Investment Earnings	12,454.67
Investment Earnings Paid	(12,454.67)
Deposit/(Withdrawal)	2,366,023.26
Balance as of 02/15/18	15,357,382.02
Change	2,366,023.26

Total Reserve Amount	15,357,382.02